Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS	GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill — The following table summarizes the carrying amount of goodwill by reportable segment for the years ended December 31, 2022 and 2021 (in millions):

	Renewables	Utilities	Energy Infrastructure	New Energy Technologies	Total
Balance as of December 31, 2021
Goodwill	$395	$2,709	$683	$1	$3,788
Accumulated impairment losses	(35)	(2,576)	—	—	(2,611)
Net balance	360	133	683	1	1,177
Impairment losses	—	(133)	(644)	—	(777)
Goodwill acquired during the year	—	—	—	3	3
Goodwill derecognized during the year	(40)	—	—	(1)	(41)
Balance as of December 31, 2022
Goodwill	355	2,709	683	3	3,750
Accumulated impairment losses	(35)	(2,709)	(644)	—	(3,388)
Net balance	$320	$—	$39	$3	$362
AES Andes — During the fourth quarter of 2022, the Company performed the annual goodwill impairment test for the AES Andes reporting unit. The fair value of the reporting unit was determined under the income approach using a discounted cash flow valuation model. The estimated fair value was less than its carrying amount and as a result the Company recognized impairment expense of $644 million, reducing the goodwill balance of AES Andes to zero. The decrease in fair value since the date of our last impairment test was primarily driven by a higher discount rate resulting from increased interest rates and country risk premiums, as well as a decrease in forecasted energy prices and other unfavorable macroeconomic assumptions in Colombia. AES Andes is reported in the Energy Infrastructure SBU reportable segment.
AES El Salvador — During the fourth quarter of 2022, the Company performed the annual goodwill impairment test for the El Salvador reporting unit. The Company performed a quantitative impairment test and utilized the income approach. The estimated fair value was less than its carrying amount and as a result the Company recognized goodwill impairment expense of $133 million, reducing the goodwill balance of AES El Salvador to zero. Since the date of our last impairment test in 2021, the Company has seen market participants substantially increase return expectations for the perceived country risk for El Salvador. The impact of the increase has substantially increased our discount rate, resulting in a full impairment. AES El Salvador is reported in the Utilities SBU reportable segment.
Other Intangible Assets — The following table summarizes the balances comprising Other intangible assets in the accompanying Consolidated Balance Sheets (in millions) as of the periods indicated:

	December 31, 2022			December 31, 2021
	Gross Balance	Accumulated Amortization	Net Balance	Gross Balance	Accumulated Amortization	Net Balance
Subject to Amortization
Internal-use software	$582	$(307)	$275	$457	$(279)	$178
Contracts	342	(40)	302	183	(48)	135
Project development rights (1)	991	(17)	974	819	(8)	811
Emissions allowances (2)	37	—	37	18	—	18
Concession rights	207	(50)	157	195	(33)	162
Other (3)	57	(20)	37	111	(17)	94
Subtotal	2,216	(434)	1,782	1,783	(385)	1,398
Indefinite-Lived Intangible Assets
Land use rights	42	—	42	28	—	28
Water rights	—	—	—	3	—	3
Transmission rights	16	—	16	19	—	19
Other	1	—	1	2	—	2
Subtotal	59	—	59	52	—	52
Total	$2,275	$(434)	$1,841	$1,835	$(385)	$1,450
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(1)Includes emission offset fee to the Air Quality Management District ("AQMD") in order to transfer emission offsets from retired legacy Southland units to the new CCGT.
(2)Acquired or purchased emissions allowances are finite-lived intangible assets that are expensed when utilized and included in net income for the year.
(3)Includes management rights, renewable energy credits and incentives, and other individually insignificant intangible assets.
The following tables summarize other intangible assets acquired during the periods indicated (in millions):

December 31, 2022	Amount	Subject to Amortization/Indefinite-Lived	Weighted Average Amortization Period (in years)	Amortization Method
Internal-use software	$136	Subject to Amortization	14	Straight-line
Contracts	196	Subject to Amortization	23	Straight-line
Project development rights	67	Subject to Amortization	4	Straight-line
Emissions allowances	35	Subject to Amortization	Various	As utilized
Land use rights	13	Indefinite-Lived	N/A	N/A
Transmission rights	—	Indefinite-Lived	N/A	N/A
Other	1	Various	N/A	N/A
Total	$448

December 31, 2021	Amount	Subject to Amortization/Indefinite-Lived	Weighted Average Amortization Period (in years)	Amortization Method
Internal-use software	$89	Subject to Amortization	6	Straight-line
Contracts	35	Subject to Amortization	12	Straight-line
Project development rights	667	Subject to Amortization	35	Straight-line
Emissions allowances	22	Subject to Amortization	Various	As utilized
Transmission rights	—	Indefinite-Lived	N/A	N/A
Concession rights (1)	7	Subject to Amortization	12	Straight-line
Other	2	Various	N/A	N/A
Total	$822
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(1)Represents the fair value assigned to the extension of the Tietê hydroelectric plants' concession agreement with ANEEL. See Note 13—Contingencies for further information.
The following table summarizes the estimated amortization expense by intangible asset category for 2023 through 2027:

(in millions)	2023	2024	2025	2026	2027
Internal-use software	$29	$28	$27	$26	$25
Contracts	20	17	16	16	16
Concession rights	17	16	16	16	16
Other	5	6	7	7	7
Total	$71	$67	$66	$65	$64
Intangible asset amortization expense was $71 million, $69 million and $54 million for the years ended December 31, 2022, 2021 and 2020, respectively.